Unaudited consolidated statements of financial position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 8,180	€ 7,400
Property, plant and equipment	6,244	6,808
Right-of-use assets	15,370	15,351
Derivatives assets	276	510
Other assets	2,911	2,911
Non-current assets	32,981	32,980
Current assets
Inventories	2,129	1,819
Trade receivables and contract assets	17,919	16,548
Other assets	4,710	5,514
Cash and cash equivalents	14,153	35,951
Current assets	38,911	59,832
Assets	71,892	92,812
Equity
Issued capital	3,412	3,307
Capital reserve	146,184	145,369
Accumulated deficit and other reserves	(164,818)	(141,265)
Equity	(15,222)	7,411
Noncurrent liabilities
Noncurrent loans	39,634	40,051
Lease liabilities	13,459	13,125
Deferred tax liabilities	25	35
Government grants	6,099	6,687
Derivatives liabilities	205	376
Warrant liability	689	260
Other liabilities	101	202
Non-current liabilities	60,212	60,736
Current liabilities
Government grants	1,173	1,263
Current loans	4,501	4,635
Lease liabilities	2,311	2,311
Liabilities from income taxes	88	89
Trade payables	6,951	6,317
Other liabilities	11,878	10,050
Current liabilities	26,902	24,665
Equity and liabilities	€ 71,892	€ 92,812